LIQUIDITY AND GOING CONCERN CONSIDERATIONS (Details Narrative) - JPY (¥)		6 Months Ended
	Jul. 16, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2025
Subsequent Event [Line Items]
Net loss		¥ 2,593,043,000	¥ 316,228,000	¥ 317,817,000
Operating activities		134,549,000	245,641,000	180,766,000
Cash and cash equivalents		187,399,000			¥ 534,889,000
Working capital		248,600,000
Gross proceeds from sale of stock
Subsequent Event [Member] | Class A Preferred Shares [Member]
Subsequent Event [Line Items]
Number of sold and issued	20,000,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Price per share	¥ 0.25
Gross proceeds from sale of stock	¥ 5,000,000